Other investments	12 Months Ended
Dec. 31, 2015
Other investments
18 Other investments
end of	2015	2014
Other investments (CHF million)
Equity method investments	2,876	3,453
Non-marketable equity securities [1]	2,000	2,717
Real estate held for investment [2]	412	547
Life finance instruments [3]	1,733	1,896
Total other investments	7,021	8,613
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of December 31, 2015 and 2014, real estate held for investment included foreclosed or repossessed real estate of CHF 38 million and CHF 42 million, respectively, of which CHF 36 million and CHF 42 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Brokers and Dealers. Non-marketable equity securities include investments in entities that regularly calculate NAV per share or its equivalent.
> Refer to “Note 35 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.
The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 21 million, CHF 10 million and CHF 48 million were recorded in 2015, 2014 and 2013, respectively.
The accumulated depreciation related to real estate held for investment amounted to CHF 365 million, CHF 354 million and CHF 340 million for 2015, 2014 and 2013, respectively.

Bank
Other investments
17 Other investments
end of	2015	2014
Other investments (CHF million)
Equity method investments	2,728	3,397
Non-marketable equity securities [1]	1,951	2,667
Real estate held for investment [2]	375	507
Life finance instruments [3]	1,733	1,896
Total other investments	6,787	8,467
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of December 31, 2015 and 2014, real estate held for investment included foreclosed or repossessed real estate of CHF 37 million and CHF 39 million, respectively, of which CHF 36 million and CHF 39 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Non-marketable equity securities include investments in entities that regularly calculate net asset value per share or its equivalent.
> Refer to “Note 34 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.
The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 21 million, CHF 10 million and CHF 48 million were recorded in 2015, 2014 and 2013, respectively.
Accumulated depreciation related to real estate held for investment amounted to CHF 319 million, CHF 304 million and CHF 289 million for 2015, 2014 and 2013, respectively.
> Refer to “Note 18 – Other investments” in V – Consolidated financial statements – Credit Suisse Group for further information.